Loans Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Loans payable [Abstract]
Schedule of Minimum Required Principal Payments	Minimum required principal payments towards the Company’s auto loans as of March 31, 2024 are as follows:
Twelve months ended March 31,	Repayment
2025	$34,809
2026	35,551
2027	25,991
Thereafter	9,831
Total	$106,182
Minimum required principal payments towards the Company’s building loan as of March 31, 2024 are as follows:
Twelve months ended March 31,	Repayment
2025	$81,633
2026	84,612
2027	87,699
Thereafter	2,578,626
Total	$2,832,571
Minimum required principal payments towards the Company’s secured business loan as of March 31, 2024 are as follows:
Twelve months ended March 31,	Repayment
2025	$160,198
2026	188,640
2027	222,132
Thereafter	2,674,434
Total	$3,245,404
Minimum required principal payments towards the Company’s auto loans as of December 31, 2023 are as follows:
Twelve months ended December 31,	Repayment
2024	$34,383
2025	36,120
2026	27,656
2027	16,462
Total	$114,621
Minimum required principal payments towards the Company’s building loan as of December 31, 2023 are as follows:
Twelve months ended December 31,	Repayment
2024	$80,638
2025	83,868
2026	86,928
2027	90,100
Thereafter	2,511,063
Total	$2,852,597
Minimum required principal payments towards the Company’s secured business loan as of December 31, 2023 are as follows:
Twelve months ended December 31,	Repayment
2024	$153,784
2025	181,088
2026	213,239
2027	251,099
Thereafter	2,482,316
Total	$3,281,526